Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Total	Share capital	Share premium	Deferred Shares	Capital Redemption Reserve	Foreign exchange reserve	Share-based payment reserve	Fair value reserve	Merger Reserve	Retained earnings/ (accumulated losses)
Beginning of period at Dec. 31, 2021	£ 566,813	£ 60	£ 364,579	£ 3	£ 0	£ (659)	£ 12,930	£ (199)	£ 54,213	£ 135,886
Loss for the period	(44,168)									(44,168)
Foreign exchange gain (loss) on translation of subsidiaries	1,017					1,025	(8)
Total comprehensive loss for the period	(43,151)					1,025	(8)			(44,168)
Share-based payment charge	13,686						13,686
Exercise of share-based payment awards	(2,264)	1	18				(1,383)			(900)
Cancellation of deferred shares	0			(3)	3
End of period at Jun. 30, 2022	535,084	61	364,597	0	3	366	25,225	(199)	54,213	90,818
Beginning of period at Mar. 31, 2022	553,116	61	364,579	3	0	(134)	15,821	(199)	54,213	118,772
Loss for the period	(28,676)									(28,676)
Foreign exchange gain (loss) on translation of subsidiaries	500					500
Total comprehensive loss for the period	(28,176)					500				(28,676)
Share-based payment charge	10,126						10,126
Exercise of share-based payment awards	18		18				(722)			722
Cancellation of deferred shares	0			(3)	3
End of period at Jun. 30, 2022	535,084	61	364,597	0	3	366	25,225	(199)	54,213	90,818
Beginning of period at Dec. 31, 2022	478,878	61	364,603	0	3	1,824	35,267	(199)	54,213	23,106
Loss for the period	(73,614)									(73,614)
Foreign exchange gain (loss) on translation of subsidiaries	(1,681)					(1,681)
Total comprehensive loss for the period	(75,295)					(1,681)				(73,614)
Share-based payment charge	13,794						13,794
Exercise of share-based payment awards	(105)	1	15				(4,197)			4,076
End of period at Jun. 30, 2023	417,272	62	364,618	0	3	143	44,864	(199)	54,213	(46,432)
Beginning of period at Mar. 31, 2023	447,724	62	364,609	0	3	1,348	40,741	(199)	54,213	(13,053)
Loss for the period	(35,971)									(35,971)
Foreign exchange gain (loss) on translation of subsidiaries	(1,205)					(1,205)
Total comprehensive loss for the period	(37,176)					(1,205)				(35,971)
Share-based payment charge	6,836						6,836
Exercise of share-based payment awards	(112)		9				(2,713)			2,592
End of period at Jun. 30, 2023	£ 417,272	£ 62	£ 364,618	£ 0	£ 3	£ 143	£ 44,864	£ (199)	£ 54,213	£ (46,432)